SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Long-term Investment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term Investments
Impairment of long-term investment	¥ 0	¥ 1,430	¥ 1,320